Contract Acquisition Costs, Net - Estimated Future Amortization on Payments for Processing and Conversion (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Conversion costs
Finite-Lived Intangible Assets [Line Items]
2017	$ 32,830
2018	29,727
2019	24,480
2020	20,037
2021	18,197
Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
2017	19,487
2018	18,084
2019	15,220
2020	12,955
2021	$ 10,704